Note 26 Retained Earnings And Other Reserves (Details) - EUR (€)	Jun. 30, 2021	Dec. 31, 2020
Disclosure of Retained earnings and other reserves [Line Items]
Retained earnings	€ 31,320,000,000	€ 30,508,000,000
Other reserves	(239,000,000)	(164,000,000)
Retained earnings and other reserves	€ 31,082,000,000	€ 30,344,000,000